Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of Changes in Financial Liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2022	2021
Lease liabilities – Short term	962	1,126
Repayable BPI loan advances - Short term	500	800
PGE Loans*	2,632	1,086
EIB Loan – Short term	467	5,192
Total current financial liabilities	4,560	8,204
Lease liabilities – Long term	4,568	5,393
Repayable BPI loan advances – Long term	2,258	2,259
PGE Loans*	6,495	8,982
EIB loan – Long term	35,287	21,182
Total non-current financial liabilities	48,608	37,816
Total financial liabilities	53,169	46,020
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	37,816	—	37,816	26,235
Current financial liabilities	8,204	—	8,204	8,204
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,502	—	52,502	40,921
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of Interest Rate and Interest Differential Analysis	Average discount rate sensitivity analysis
With constant cumulated net sales and commercialization date :

(in thousands of euros)	As of December 31, 2022
Average discount rate sensitivity	Base rate -1%	Base rate	Base rate +1%
Average discount rate	20.30%	21.30%	22.30%
Total debt amount	(37,123)	(35,754)	(34,452)
Fair value P&L impact	(9,579)	(8,210)	(6,908)
Global impact	(1,369)	—	1,301

Disclosure of Commercialization Date Sensitivity Analysis	Commercialization date sensitivity analysis
With constant average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2022
Commercialization date sensitivity	Based date	1 year after (*)
Total debt amount	(35,754)	(31,076)
Fair value P&L impact	(8,210)	(3,532)
Global impact	—	4,678
(*) one year post-poning versus first year of commercialization

Disclosure of Cumulated Net Sales Sensitivity Analysis	Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2022
Cumulated net sales sensitivity	-10%	Based cumulated net sales	+10%
Total debt amount	(35,584)	(35,754)	(35,923)
Fair value P&L impact	(8,040)	(8,210)	(8,379)
Global impact	169	—	(169)

Disclosure of Impact on Debt of Signing a Deal that will Generate PIK Early Payment	Impact on the debt of signing a deal that will generate the PIK early payment
With constant average discount rate, cumulated net sales and commercialization date

(in thousands of euros)	As of December 31, 2022
Date of a deal	No Deal before Aug 2023	Deal before Aug 2023
Effective date of PIK interests to be paid	oct-24	oct-23
Total debt amount	(35,754)	(36,073)
Fair value P&L impact	(8,210)	(8,529)
Global impact	—	(319)

Disclosure of Conditional Advance, Bank Loan and Loans from Government and Public Authorities
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2021	2,216	974	29,251	285	32,726
Principal received	—	—	—	—	—
Impact of discounting and accretion	17	19	(5,817)	16	(5,765)
Accumulated fixed interest expense accrual	32	—	1,758	—	1,790
Accumulated variable interest expense accrual	—	—	4,214	—	4,214
Repayment	—	(500)	(3,033)	—	(3,533)
As of December 31, 2021	2,266	493	26,374	300	29,433
Principal received	—	—	—	—	—
Impact of discounting and accretion and initial fair value determination of new instrument	3	7	6,855	17	6,882
Accumulated fixed interest expense accrual	47	—	1,643	—	1,690
Accumulated variable interest expense accrual	—	—	3,740	—	3,740
Repayment	—	(375)	(2,858)	—	(3,233)
As of December 31, 2022	2,316	125	35,754	317	38,512
Bank loan

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2021	5,020	5,044	10,064
Principal received	—	—	—
Impact of discounting and accretion	17	(14)	3
Accumulated fixed interest expense accrual (2)	26	120	146
Repayment	(33)	(112)	(145)
As of December 31, 2021	5,030	5,038	10,068
Principal received	—	—	—
Impact of discounting and accretion	(1)	(7)	(8)
Accumulated fixed interest expense accrual (3)	42	111	153
Repayment	(661)	(425)	(1,086)
As of December 31, 2022	4,409	4,717	9,127
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) In 2021 the fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
(3) In 2022 the fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
Disclosure of Reconciliation of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of January 1, 2021	6,188
New lease contracts	1,476
Impact of discounting of the new lease contracts	(110)
Fixed interest expense	288
Repayment of lease	(1,195)
Early termination of lease contracts	(128)
As of December 31, 2021	6,519
New lease contracts	252
Impact of discounting and accretion	(26)
Fixed interest expense	238
Repayment of lease	(1,331)
Early termination of lease contracts	(122)
As of December 31, 2022	5,530

Disclosure of Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2022
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	300	1,300	837	—
Interest-free Bpifrance loan	125	—	—	—
Curadigm interest-free Bpifrance advance	75	200	75	—
HSBC “PGE”	1,287	2,557	631	—
Bpifrance “PGE”	1,345	2,605	948	—
EIB fixed rate loan	467	7,630	30,184	19,869
Lease liabilities	962	2,292	1,904	971
Total	4,560	16,584	34,579	20,840

	As of December 31, 2021
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	300	1,300	808	—
Interest-free Bpifrance loan	500	—	—	—
Curadigm interest-free Bpifrance advance	—	200	150	—
HSBC “PGE” (1)	661	2,572	1,904	—
Bpifrance “PGE” (1)	425	2,662	2,237	—
EIB fixed rate loan	5,192	28,762	—	—
Lease liabilities	1,126	2,252	2,247	1,714
Total	8,204	37,747	7,346	1,714
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.